Trade receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables, net	R$ 417	R$ 832
Current trade receivables	417	831
Trade receivables, noncurrent		1
Credit Card Companies [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	79	65
Credit Card Companies Related Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	4	15
Sales Vouchers [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	255	655
Private Label Credit Card [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	34	53
Receivables From Related Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	5	13
Receivables From Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	42	66
Estimated Loss On Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	R$ (2)	R$ (35)